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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                       Read instructions at end of Form before
                       preparing Form. Please print or type.

1.   Name and address of issuer:               IDS Growth Fund, Inc.
                                               IDS Tower 10
                                               Minneapolis, MN  55440-0010
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2.   Name of each series or class of funds for which this notice is filed:

                Series                                      Class(es) of Shares
         IDS Growth Fund                                    Class A
                                                            Class B
                                                            Class Y

         IDS Research Opportunities Fund                    Class A
                                                            Class B
                                                            Class Y
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3.     Investment Company Act File Number:                  811-2111

       Securities Act File Number:                          2-38355
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4.     Last day of fiscal year for which this notice is filed: July 31, 1997
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5.     Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:  [ ]
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6.     Date of termination of issuer's declaration under rule 24f-2
       (a)(1), if applicable (see instruction A.6): Not Applicable
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7.     Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:  0
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8.     Number and amount of securities registered during the fiscal
       year other than pursuant to rule 24f-2:                     0
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9.     Number and aggregate sale price of securities sold during the
       fiscal year:     $1,669,730,724
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10.    Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
       24f-2:           $1,669,730,724
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11. Number and aggregate sale price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): N/A
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12. Calculation of registration fee:

(i)      Aggregate sale price of securities
         sold during the fiscal year in reliance
         on rule 24f-2 (from Item 10):                  $1,669,730,724

(ii)     Aggregate price of shares issued in
         connection with dividend reinvestment
         plans (from Item 11, if applicable):       +                0

(iii)    Aggregate price of shares redeemed or
         repurchased during the fiscal year
         (if applicable):                           -      810,614,590

(iv)     Aggregate price of shares redeemed or
         repurchased and previously applied as a
         reduction to filing fees pursuant to
         rule 24e-2 (if applicable):                +                0

(v)      Net aggregate price of securities sold and
         issued during the fiscal year in reliance
         on rule 24f-2  [line (i),  plus line (ii),
         less line (iii),  plus line(iv)]
         (if applicable)                                 $ 859,116,134

(vi)     Multiplier prescribed by Section 6(b)
         of the Securities Act of 1933 or other
         applicable law or regulation
         (see Instruction C.6):                                x1/3300

(vii)    Fee due [line (i) or line (v) multiplied
         by line (vi)]:                                $    260,338.22

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.      Check  box if fees  are  being  remitted  to the  Commission's  lockbox depository  as  described  in section 3a of the  Commission's  Rules of
         Informal and Other Procedures (17 CFR 202.3a):            [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: September 24, 1997
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By ____________________________
     William R. Pearce
     President and Chief Executive Officer

Date:      September 24, 1997